Supplement to the John Hancock Equity Funds Prospectus
                  dated March 1, 2003 as revised July 15, 2004


For each of the funds referenced below, the "Portfolio Managers" section has been deleted and replaced with the following:

John Hancock Growth Trends Fund, page 13
----------------------------------------

Financial Services
------------------

James K. Schmidt, CFA
  Managed fund since it began in 2000
Thomas M. Finucane
  Joined fund team in 2004
Lisa A. Welch
  Joined fund team in 2000


Healthcare
----------

Linda I. Miller, CFA
  Joined fund team in 2004


Technology
----------

Anurag Pandit, CFA
------------------
Joined fund team in 2003




On page 44, the following Management Biography has been added

Thomas M. Finucane
Vice president
Rejoined John Hancock Advisers in 2004
Senior Vice President and Research Analyst,
State Street Research & Management (2002-2004)
Vice President, John Hancock Advisers, LLC (1990-2002)
Began business career in 1983


September 1, 2004